S000032847 [Member] Expense Example, No Redemption - Columbia India Consumer ETF - C000101379 [Member]	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 77
Expense Example, No Redemption, 3 Years	242
Expense Example, No Redemption, 5 Years	421
Expense Example, No Redemption, 10 Years	$ 941